Employee Benefits - Summary of Defined Benefit Obligation (DBO) and Plan Assets for Pension and Other Benefit Obligation Plans (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	$ (107,944,581)	$ (98,020,192)	$ (106,638,436)	$ (73,536,544)
Reportable segments [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	107,772,175	97,867,744
Reportable segments [member] | Mexico [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	83,765,572	69,229,883
Reportable segments [member] | Puerto Rico [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	13,962,128	17,736,616
Reportable segments [member] | Brazil [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	5,489,563	6,535,000
Reportable segments [member] | Europe [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	4,554,912	4,366,245
Defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	(329,113,625)	(313,282,595)	(314,049,729)	(309,639,799)
Defined benefit obligation [member] | Reportable segments [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	328,941,219	313,130,147
Defined benefit obligation [member] | Reportable segments [member] | Mexico [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	266,304,948	249,101,141
Defined benefit obligation [member] | Reportable segments [member] | Puerto Rico [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	38,711,695	39,909,853
Defined benefit obligation [member] | Reportable segments [member] | Brazil [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	19,369,664	19,752,908
Defined benefit obligation [member] | Reportable segments [member] | Europe [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	4,554,912	4,366,245
Plan assets [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	227,688,604	222,345,621	212,234,440	242,360,329
Plan assets [member] | Reportable segments [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	(227,688,604)	(222,345,621)
Plan assets [member] | Reportable segments [member] | Mexico [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	(182,539,376)	(179,871,258)
Plan assets [member] | Reportable segments [member] | Puerto Rico [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	(24,749,567)	(22,173,237)
Plan assets [member] | Reportable segments [member] | Brazil [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	(20,399,661)	(20,301,126)
Effect of asset celling [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	(6,519,560)	(7,083,218)	$ (4,823,147)	$ (6,257,074)
Effect of asset celling [member] | Reportable segments [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	6,519,560	7,083,218
Effect of asset celling [member] | Reportable segments [member] | Brazil [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	$ 6,519,560	$ 7,083,218